OTHER INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OTHER INCOME
Other income	¥ 235,785	$ 34,186	¥ 173,156	¥ 304,399